R&D Grant	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
R&D Grant [Abstract]
R&D GRANT

NOTE 3 — R&D GRANT

On June 5, 2023, the Company was awarded a $750,000 research and development grant from the Army Medical Research and Material Command for a pre-clinical study on the use of the ALPHA-1062 Intranasal to reduce blast mTBI (mild Traumatic Brain Injury) induced functional deficit and brain abnormalities (“R&D Grant”). The R&D Grant is issued in collaboration with the Seattle Institute of Biomedical and Clinical Research and endorsed by the Department of Defense.

As of September 30, 2024, the Company has received $575,325 (December 31, 2023 – $201,500) for the R&D Grant and has restricted cash of $107,010 (December 31, 2023 – $90,413). As of September 30, 2024, the Company has deferred income of $50,777 (December 31, 2023 – $10,413) and recognized $333,462 of grant income on the unaudited condensed interim consolidated statement of comprehensive loss during the nine months ended September 30, 2024 (nine months ended September 30, 2023 – $32,757). Additionally, during the nine months ended September 30, 2024, the Company has incurred $333,462 (nine months ended September 30, 2023 – $32,757) in expenses relating to the R&D Grant. The grant funds are to be used on the following project “Assessment of Functional Recovery and Reduced Tauopathy Following ALPHA-1062 Administration in a Repetitive Blast TBI Model in Rodents.” The R&D Grant is issued in collaboration with the Seattle Institute of Biomedical and Clinical Research and endorsed by the Department of Defense. Funds received from the R&D grant are restricted and to be used solely as outlined in the grant. The R&D grant funding will expire for use on September 30, 2028. The award funding is to subsidize the costs for research and development with the following specific aims:

•        Specific Aim 1:    Quantify the ability of ALPHA-1062 to reduce brain-wide tauopathy and pathology in blast-mTBI;

•        Specific Aim 2:    Characterize and quantify changes in the inter-cellular associations between disease-associated microglia and cells of the basal forebrain induced by repetitive blast-mTBI and altered by ALPHA-1062 treatment; and

•        Specific Aim 3:    Determine the efficacy of ALPHA-1062 to improve the adverse cognitive and behavioral outcomes consequent to repetitive blast-mTBI.

Per the R&D Grant budget expenses are expected to include cost to carry out the clinical trials including personnel costs, materials and supplies, animal housing, publications, and travel costs. The Company classifies any cash received from the R&D Grant that has not yet been used to pay ongoing R&D grant expenditures as restricted cash, as the proceeds from the grant are to be designated for the specified grant research.

NOTE 3 — R&D GRANT

On June 5, 2023, the Company was awarded a $750,000 research and development grant from the Army Medical Research and Material Command for a pre-clinical study on the use of the ALPHA-1062 Intranasal to reduce blast mTBI (mild Traumatic Brain Injury) induced functional deficit and brain abnormalities (“R&D Grant”). The R&D Grant is issued in collaboration with the Seattle Institute of Biomedical and Clinical Research and endorsed by the Department of Defense.

As of December 31, 2023, the Company has received $201,500 for the R&D Grant and has restricted cash of $90,413. As at December 31, 2023, the Company has deferred income of $10,413 after the recognition of $191,087 of grant income on the consolidated statement of comprehensive loss during the year ended December 31, 2023. Additionally, during the year ended December 31, 2023, the Company has incurred $191,087 in expenses relating to the R&D Grant. The grant funds are to be used on the following project “Assessment of Functional Recovery and Reduced Tauopathy Following ALPHA-1062 Administration in a Repetitive Blast TBI Model in Rodents.” The R&D Grant is issued in collaboration with the Seattle Institute of Biomedical and Clinical Research and endorsed by the Department of Defense. Funds received from the R&D grant are restricted and to be used solely as outlined in the grant. The R&D grant funding will expire for use on September 30, 2028. The award funding is to subsidized the costs for research and development with the following specific Aims:

•        Specific Aim 1:    Quantify the ability of ALPHA-1062 to reduce brain-wide tauopathy and pathology in blast-mTBI;

•        Specific Aim 2:    Characterize and quantify changes in the inter-cellular associations between disease-associated microglia and cells of the basal forebrain induced by repetitive blast-mTBI and altered by ALPHA-1062 treatment;

•        Specific Aim 3:    Determine the efficacy of ALPHA-1062 to improve the adverse cognitive and behavioral outcomes consequent to repetitive blast-mTBI.

Per the R&G Grant budget expenses are expected to include cost to carry out the clinical trials including personnel costs, materials and supplies, animal housing, publications, and travel costs. The Company classifies any cash received from the R&D Grant that has not yet been used to pay ongoing R&D grant expenditures as restricted cash, as the proceeds from the grant are to be designated for the specified grant research.